RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 720,923	$ 641,845	$ 540,692
Management bonus	0	28,423	496,894
Share-based expense	104,250	335,155	255,902
Directors' fees	163,000	163,000	120,500
Total remuneration	$ 988,173	$ 1,168,423	$ 1,413,988